Distribution Date:	04/18/22	WFRBS Commercial Mortgage Trust 2012-C7
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	Alan_Williams@keybank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16	Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	17		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92936TAA0	2.300000%	189,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-2	92936TAB8	3.431000%	417,987,000.00	169,336,770.98	81,941,334.67	484,162.05	0.00	0.00	82,425,496.72	87,395,436.31	58.84%	22.50%
A-FL	92936TAH5	1.641430%	165,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-FX	92936TAZ5	3.394000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-S	92936TAC6	4.090000%	82,796,000.00	82,796,000.00	0.00	282,196.37	0.00	0.00	282,196.37	82,796,000.00	58.84%	22.50%
B	92936TAD4	4.722160%	57,956,000.00	57,956,000.00	0.00	228,064.57	0.00	0.00	228,064.57	57,956,000.00	44.83%	17.25%
C	92936TAE2	4.787160%	41,398,000.00	41,398,000.00	0.00	165,149.03	0.00	0.00	165,149.03	41,398,000.00	34.81%	13.50%
D	92936TAJ1	4.787160%	27,598,000.00	27,598,000.00	0.00	46,085.91	0.00	0.00	46,085.91	27,598,000.00	28.14%	11.00%
E	92936TAK8	4.787160%	48,298,000.00	48,298,000.00	0.00	0.00	0.00	0.00	0.00	48,298,000.00	16.46%	6.63%
F	92936TAL6	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	0.00	0.00	19,319,000.00	11.79%	4.88%
G	92936TAM4	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	0.00	0.00	19,319,000.00	7.12%	3.13%
H	92936TAN2	4.500000%	34,498,065.00	29,424,526.04	0.00	0.00	0.00	0.00	0.00	29,424,526.04	0.00%	0.00%
V	92936TAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936TAP7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,103,937,065.01	495,445,297.02	81,941,334.67	1,205,657.93	0.00	0.00	83,146,992.60	413,503,962.35

X-A	92936TAF9	1.139755%	855,551,000.00	252,132,770.98	0.00	239,474.75	0.00	0.00	239,474.75	170,191,436.31
X-B	92936TAG7	0.095811%	248,386,065.00	243,312,526.04	0.00	19,426.62	0.00	0.00	19,426.62	243,312,526.04
Notional SubTotal			1,103,937,065.00	495,445,297.02	0.00	258,901.37	0.00	0.00	258,901.37	413,503,962.35

Deal Distribution Total					81,941,334.67	1,464,559.30	0.00	0.00	83,405,893.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936TAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936TAB8	405.12449186	196.03799800	1.15831844	0.00000000	0.00000000	0.00000000	0.00000000	197.19631644	209.08649386
A-FL	92936TAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92936TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92936TAC6	1,000.00000000	0.00000000	3.40833337	0.00000000	0.00000000	0.00000000	0.00000000	3.40833337	1,000.00000000
B	92936TAD4	1,000.00000000	0.00000000	3.93513303	0.00000000	0.00000000	0.00000000	0.00000000	3.93513303	1,000.00000000
C	92936TAE2	1,000.00000000	0.00000000	3.98929972	0.00000000	0.00000000	0.00000000	0.00000000	3.98929972	1,000.00000000
D	92936TAJ1	1,000.00000000	0.00000000	1.66990036	2.31939923	6.29767085	0.00000000	0.00000000	1.66990036	1,000.00000000
E	92936TAK8	1,000.00000000	0.00000000	0.00000000	3.98929956	11.23387614	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92936TAL6	1,000.00000000	0.00000000	0.00000000	3.75000000	53.55649412	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92936TAM4	1,000.00000000	0.00000000	0.00000000	3.75000000	71.25000000	0.00000000	0.00000000	0.00000000	1,000.00000000
H	92936TAN2	852.93265115	0.00000000	0.00000000	3.19849736	69.38817844	0.00000000	0.00000000	0.00000000	852.93265115
V	92936TAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936TAP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936TAF9	294.70221060	0.00000000	0.27990704	0.00000000	0.00000000	0.00000000	0.00000000	0.27990704	198.92611464
X-B	92936TAG7	979.57397908	0.00000000	0.07821139	0.00000000	0.00000000	0.00000000	0.00000000	0.07821139	979.57397908

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	484,162.05	0.00	484,162.05	0.00	0.00	0.00	484,162.05	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	03/01/22 - 03/30/22	30	0.00	282,196.37	0.00	282,196.37	0.00	0.00	0.00	282,196.37	0.00
B	03/01/22 - 03/30/22	30	0.00	228,064.57	0.00	228,064.57	0.00	0.00	0.00	228,064.57	0.00
C	03/01/22 - 03/30/22	30	0.00	165,149.03	0.00	165,149.03	0.00	0.00	0.00	165,149.03	0.00
D	03/01/22 - 03/30/22	30	109,792.34	110,096.69	0.00	110,096.69	64,010.78	0.00	0.00	46,085.91	173,803.12
E	03/01/22 - 03/30/22	30	349,898.56	192,675.19	0.00	192,675.19	192,675.19	0.00	0.00	0.00	542,573.75
F	03/01/22 - 03/30/22	30	962,211.66	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	1,034,657.91
G	03/01/22 - 03/30/22	30	1,304,032.50	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	1,376,478.75
H	03/01/22 - 03/30/22	30	2,283,415.92	110,341.97	0.00	110,341.97	110,341.97	0.00	0.00	0.00	2,393,757.89
X-A	03/01/22 - 03/30/22	30	0.00	239,474.75	0.00	239,474.75	0.00	0.00	0.00	239,474.75	0.00
X-B	03/01/22 - 03/30/22	30	0.00	19,426.62	0.00	19,426.62	0.00	0.00	0.00	19,426.62	0.00
Totals			5,009,350.98	1,976,479.74	0.00	1,976,479.74	511,920.44	0.00	0.00	1,464,559.30	5,521,271.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	83,405,893.97
Benchmark: 1-Month LIBOR
Current Period %	0.000000
Next Period %	0.000000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,021,300.66	Master Servicing Fee	42,266.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,630.67
Interest Adjustments	0.00	Trustee Fee	114.96
Deferred Interest	0.00	Trust Advisor Fee	808.95
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,021,300.66	Total Fees	44,820.90

Principal		Expenses/Reimbursements
Scheduled Principal	8,727,457.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	466,363.07
Principal Prepayments	73,113,877.39	Special Servicing Fees (Monthly)	45,557.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	100,000.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	81,941,334.69	Total Expenses/Reimbursements	511,920.45

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,464,559.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	81,941,334.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	83,405,893.97
Total Funds Collected	83,962,635.35	Total Funds Distributed	83,962,635.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	495,445,297.02	495,445,297.02	Beginning Certificate Balance	495,445,297.02
(-) Scheduled Principal Collections	8,727,457.30	8,727,457.30	(-) Principal Distributions	81,941,334.67
(-) Unscheduled Principal Collections	73,213,877.39	73,213,877.39	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.02)	(0.02)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	413,503,962.35	413,503,962.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	500,088,157.35	500,088,157.35	Ending Certificate Balance	413,503,962.35
Ending Actual Collateral Balance	418,409,690.86	418,409,690.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP
2,000,000 or less	5	8,189,665.01	1.98%	2	5.6113	1.444135	1.30 or less	3	35,720,723.87	8.64%	2	4.9951	1.216076
2,000,001 to 3,000,000	1	2,640,001.20	0.64%	1	5.0340	1.115600	1.31 to 1.40	1	1,582,044.56	0.38%	2	5.2600	1.313500
3,000,001 to 4,000,000	2	7,023,341.95	1.70%	1	4.9382	2.916444	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	1,612,870.27	0.39%	2	5.9000	1.596700
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	168,362,231.63	40.72%	1	4.8641	1.649423
6,000,001 to 7,000,000	1	6,841,291.07	1.65%	2	4.9400	1.804700	1.71 to 1.80	2	17,463,719.55	4.22%	1	5.1863	1.797097
7,000,001 to 8,000,000	1	7,541,326.66	1.82%	2	4.7700	1.892900	1.81 to 1.90	2	8,752,342.40	2.12%	2	4.8848	1.885138
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	25,066,642.18	6.06%	2	4.7500	1.994000
9,000,001 to 10,000,000	1	9,295,380.14	2.25%	2	4.6100	2.103000	2.01 to 2.10	2	98,699,794.93	23.87%	2	4.1933	2.040679
10,000,001 to 15,000,000	1	10,622,428.48	2.57%	1	5.3450	1.792200	2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	25,066,642.18	6.06%	2	4.7500	1.994000	2.60 to 2.99	1	3,306,533.36	0.80%	1	4.7900	2.634800
30,000,001 to 50,000,000	1	31,227,214.87	7.55%	2	4.9500	1.241800	3.00 or greater	1	3,716,808.59	0.90%	1	5.0700	3.167000
50,000,001 to 70,000,000	1	56,128,989.99	13.57%	1	5.0500	1.675900	Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
70,000,001 to 110,000,000	1	89,404,414.79	21.62%	2	4.1500	2.034200
110,000,001 to 150,000,000	1	110,303,015.00	26.68%	1	4.7570	1.635500
150,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	49,220,251.01	11.90%	2	4.9177	NAP
							Defeased	7	49,220,251.01	11.90%	2	4.9177	NAP
Arizona	1	9,295,380.14	2.25%	2	4.6100	2.103000
							Industrial	1	25,066,642.18	6.06%	2	4.7500	1.994000
Colorado	1	1,582,044.56	0.38%	2	5.2600	1.313500
							Mobile Home Park	2	2,823,886.01	0.68%	2	5.7713	1.699666
Georgia	2	111,915,885.27	27.07%	1	4.7735	1.634941
							Office	2	58,768,991.19	14.21%	1	5.0493	1.650730
Indiana	1	1,930,226.64	0.47%	1	5.5800	1.675100
							Retail	10	267,066,092.30	64.59%	2	4.6109	1.758535
Kentucky	1	89,404,414.79	21.62%	2	4.1500	2.034200
							Self Storage	2	10,558,099.66	2.55%	2	4.9858	2.284276
Maryland	1	10,622,428.48	2.57%	1	5.3450	1.792200
							Totals	24	413,503,962.35	100.00%	2	4.7356	1.745709
Michigan	1	31,227,214.87	7.55%	2	4.9500	1.241800

Mississippi	1	1,853,507.80	0.45%	2	5.7000	0.925800

Nevada	1	3,716,808.59	0.90%	1	5.0700	3.167000

New Jersey	1	2,640,001.20	0.64%	1	5.0340	1.115600

New York	1	56,128,989.99	13.57%	1	5.0500	1.675900

Ohio	1	25,066,642.18	6.06%	2	4.7500	1.994000

Pennsylvania	1	6,841,291.07	1.65%	2	4.9400	1.804700

Texas	2	10,847,860.02	2.62%	2	4.7761	2.119038

Washington	1	1,211,015.74	0.29%	2	5.6000	1.836800

Totals	24	413,503,962.35	100.00%	2	4.7356	1.745709

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP
	4.500% or less	1	89,404,414.79	21.62%	2	4.1500	2.034200	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	7	193,581,403.28	46.81%	1	4.7877	1.673937	4 months or greater	17	364,283,711.34	88.10%	1	4.7110	1.772127
	5.001% to 5.500%	5	74,690,272.82	18.06%	1	5.0968	1.739161	Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
	5.501% or 6.000%	4	6,607,620.45	1.60%	2	5.6954	1.475412
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP
	60 months or less	17	364,283,711.34	88.10%	1	4.7110	1.772127	Interest Only	1	89,404,414.79	21.62%	2	4.1500	2.034200
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	102,014,298.19	24.67%	1	5.0396	1.602193
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	8	172,864,998.36	41.80%	1	4.8073	1.736869
	Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	49,220,251.01	11.90%	2	4.9177	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	2 years or more	17	364,283,711.34	88.10%	1	4.7110	1.772127
	Totals	23	413,503,962.35	100.00%	2	4.7356	1.745709
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	440000094	RT	Kennesaw	GA	Actual/360	4.757%	452,760.33	225,929.82	0.00	N/A	05/01/22	--	110,528,944.80	110,303,015.00	11/01/21
3	440000101	RT	Florence	KY	Actual/360	4.150%	319,496.61	0.00	0.00	N/A	06/01/22	--	89,404,414.79	89,404,414.79	07/01/21
4	310913352	OF	Bronx	NY	Actual/360	5.050%	244,615.87	122,503.55	0.00	N/A	05/01/22	--	56,251,493.54	56,128,989.99	04/01/22
5	440000103	RT	City of Industry	CA	Actual/360	4.470%	230,006.86	59,754,975.81	0.00	N/A	06/01/22	--	59,754,975.81	0.00	04/01/22
6	310915130	RT	Saginaw Township	MI	30/360	4.950%	129,286.72	115,019.13	0.00	N/A	06/01/22	--	31,342,234.00	31,227,214.87	07/01/21
10	638100010	IN	West Chester	OH	Actual/360	4.750%	102,762.11	56,861.98	0.00	N/A	06/01/22	--	25,123,504.16	25,066,642.18	04/01/22
11	416000049	OF	Atlanta	GA	Actual/360	4.900%	94,860.02	49,763.01	0.00	N/A	06/01/22	--	22,481,637.53	22,431,874.52	04/01/22
13	416000050	RT	Various	PA	Actual/360	4.750%	64,310.28	35,585.18	0.00	N/A	05/01/22	--	15,722,716.92	15,687,131.74	04/01/22
20	440000081	LO	Odessa	TX	Actual/360	6.130%	48,266.46	9,143,780.44	0.00	N/A	03/01/22	--	9,143,780.44	0.00	04/01/22
22	440000093	RT	Bethesda	MD	Actual/360	5.345%	49,432.20	117,540.09	0.00	N/A	05/01/22	--	10,739,968.57	10,622,428.48	04/01/20
24	440000105	RT	Gilbert	AZ	Actual/360	4.610%	36,985.52	21,524.09	0.00	N/A	06/01/22	--	9,316,904.23	9,295,380.14	04/01/22
29	638100029	RT	Midland	TX	Actual/360	4.770%	31,046.06	17,056.46	0.00	N/A	06/01/22	--	7,558,383.12	7,541,326.66	04/01/22
31	310914577	SS	Pittsburgh	PA	Actual/360	4.940%	29,166.27	15,086.07	0.00	N/A	06/01/22	--	6,856,377.14	6,841,291.07	04/01/22
33	440000091	IN	Gardena	CA	Actual/360	5.137%	29,285.96	6,620,497.88	0.00	N/A	04/01/22	--	6,620,497.88	0.00	04/01/22
40	416000046	RT	Kansas City	MO	Actual/360	4.850%	16,856.26	9,000.64	0.00	N/A	06/01/22	--	4,036,084.45	4,027,083.81	04/01/22
41	410914655	SS	Las Vegas	NV	Actual/360	5.070%	16,262.28	8,087.58	0.00	N/A	05/01/22	--	3,724,896.17	3,716,808.59	04/01/22
42	638100042	RT	Meridian	MS	Actual/360	5.700%	9,218.96	24,718.18	0.00	N/A	06/01/22	--	1,878,225.98	1,853,507.80	04/01/22
43	638100043	RT	Midland	TX	Actual/360	4.790%	13,669.48	7,502.59	0.00	N/A	05/01/22	--	3,314,035.95	3,306,533.36	04/01/22
44	638100044	OF	Pittsburgh	PA	Actual/360	5.700%	15,563.33	6,201.69	0.00	N/A	06/07/22	--	3,170,796.85	3,164,595.16	04/07/22
45	638100045	LO	Daytona Beach	FL	Actual/360	5.680%	13,426.34	2,745,048.24	0.00	N/A	05/01/22	--	2,745,048.24	0.00	04/01/22
46	416000047	SS	Katy	TX	Actual/360	5.050%	11,895.87	5,920.22	0.00	N/A	06/01/22	--	2,735,556.21	2,729,635.99	04/01/22
48	440000097	OF	Florham Park	NJ	Actual/360	5.034%	11,469.00	5,775.85	0.00	N/A	05/01/22	--	2,645,777.05	2,640,001.20	04/01/22
51	638100051	RT	Mishawaka	IN	Actual/360	5.580%	9,304.97	6,290.66	0.00	N/A	05/05/22	--	1,936,517.30	1,930,226.64	04/05/22
53	638100053	SS	Endicott	NY	Actual/360	5.750%	8,061.21	1,628,070.55	0.00	N/A	06/05/22	--	1,628,070.55	0.00	04/05/22
56	638100056	MH	Kennesaw	GA	Actual/360	5.900%	8,209.82	3,059.77	0.00	N/A	06/03/22	--	1,615,930.04	1,612,870.27	04/03/22
57	638100057	RT	Colorado Springs	CO	Actual/360	5.260%	7,180.83	3,322.81	0.00	N/A	06/05/22	--	1,585,367.37	1,582,044.56	04/05/22
59	638100059	MH	Wenatchee	WA	Actual/360	5.600%	5,858.63	3,907.53	0.00	N/A	06/01/22	--	1,214,923.27	1,211,015.74	04/01/22
60	638100060	MH	Stephenville	TX	Actual/360	5.310%	5,413.20	3,930.09	0.00	N/A	06/01/22	--	1,183,859.88	1,179,929.79	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
61	638100061	MH	Greensboro	NC	Actual/360	6.500%	6,629.21	1,184,374.78	0.00	N/A	04/01/22	--	1,184,374.78	0.00	04/01/22
Totals							2,021,300.66	81,941,334.69	0.00				495,445,297.02	413,503,962.35
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	14,041,702.00	0.00	--	--	01/11/22	47,614,216.21	2,205,049.18	477,659.04	2,814,884.43	1,362,389.00	0.00
3	8,820,962.00	2,078,115.00	01/01/20	03/31/20	01/11/22	48,315,191.66	1,495,480.40	142,836.74	1,858,073.01	0.00	0.00
4	7,796,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,647,995.22	5,111,043.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,423,949.00	1,016,680.00	01/01/20	03/31/20	01/11/22	26,454,819.15	427,686.25	134,615.72	1,747,219.37	167,030.65	0.00
10	0.00	3,250,103.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	267,694.65	324,015.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,263,144.00	1,122,070.00	01/01/19	09/30/19	10/13/20	0.00	0.00	65,991.97	1,585,138.06	188,027.01	0.00
24	1,594,366.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	908,431.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	972,881.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,209,135.47	1,082,668.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	937,330.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	406,923.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	559,921.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	838,058.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	222,158.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	355,501.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	211,766.40	179,529.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	221,080.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	186,239.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	197,057.26	163,969.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	50,392,212.25	16,018,704.83				122,384,227.02	4,128,215.83	821,103.47	8,005,314.87	1,717,446.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	440000103	59,656,794.85	Payoff Prior to Maturity	0.00	0.00
20	440000081	9,097,933.27	Disposition	0.00	0.00
22	440000093	100,000.00	Partial Liquidation (Curtailment)	0.00	0.00
45	638100045	2,736,228.74	Payoff Prior to Maturity	0.00	0.00
53	638100053	1,622,920.53	Payoff Prior to Maturity	0.00	0.00
Totals		73,213,877.39		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	4	241,557,073.14	0	0.00	3	230,934,644.66	0	0.00	1	100,000.00	4	73,113,877.39	4.735640%	4.484466%	2
03/17/22	0	0.00	0	0.00	4	242,015,562.16	0	0.00	3	231,275,593.59	0	0.00	0	0.00	14	111,291,752.20	4.747894%	4.515886%	2
02/17/22	0	0.00	1	110,797,695.80	3	131,623,395.42	0	0.00	3	231,658,891.22	0	0.00	1	2,973,000.00	2	28,657,998.31	4.840717%	4.632377%	3
01/18/22	1	111,021,607.50	0	0.00	3	131,754,829.37	0	0.00	3	231,996,878.99	0	0.00	0	0.00	2	20,507,046.57	4.838408%	4.641103%	4
12/17/21	0	0.00	0	0.00	3	131,885,715.16	0	0.00	3	232,333,484.73	0	0.00	0	0.00	1	28,511,124.05	4.845659%	4.651027%	5
11/18/21	0	0.00	0	0.00	4	243,499,018.74	0	0.00	3	232,683,384.86	0	0.00	0	0.00	0	0.00	4.897381%	4.718901%	5
10/18/21	0	0.00	3	233,017,183.40	1	10,832,746.95	0	0.00	2	201,106,902.59	0	0.00	0	0.00	1	8,574,347.09	4.897709%	4.721947%	6
09/17/21	2	201,341,854.09	0	0.00	2	42,873,879.23	0	0.00	2	201,341,854.09	0	0.00	0	0.00	0	0.00	4.908717%	4.733673%	7
08/17/21	0	0.00	0	0.00	2	43,002,580.59	0	0.00	2	201,561,116.09	0	0.00	0	0.00	0	0.00	4.908986%	4.733978%	8
07/16/21	0	0.00	0	0.00	4	247,171,140.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908459%	4.733027%	9
06/17/21	0	0.00	0	0.00	4	247,526,102.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908740%	4.733349%	10
05/17/21	0	0.00	0	0.00	4	247,862,954.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909005%	4.733650%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000094	11/01/21	4	6	477,659.04	2,814,884.43	1,362,389.00	113,173,923.60	06/19/20	7			02/02/21
3	440000101	07/01/21	8	6	142,836.74	1,858,073.01	0.00	90,000,000.00	07/02/20	7			01/01/21
6	310915130	07/01/21	8	6	134,615.72	1,747,219.37	178,513.47	32,245,538.96	06/29/20	7			10/29/21
22	440000093	04/01/20	23	6	65,991.97	1,585,138.06	270,733.04	11,043,339.10	06/08/20	2
Totals					821,103.47	8,005,314.87	1,811,635.51	246,462,801.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		413,503,962	171,946,889	10,622,428		230,934,645
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	413,503,962	171,946,889	0	0	10,622,428	230,934,645
Mar-22	495,445,297	244,285,954	0	9,143,780	10,739,969	231,275,594
Feb-22	614,656,591	372,235,500	0	0	10,762,200	231,658,891
Jan-22	689,360,906	446,584,469	0	0	10,779,558	231,996,879
Dec-21	711,278,538	468,148,217	0	0	10,796,836	232,333,485
Nov-21	871,211,193	627,712,174	0	0	10,815,634	232,683,385
Oct-21	872,964,618	629,114,688	0	31,910,281	10,832,747	201,106,903
Sep-21	883,366,309	639,150,575	0	0	42,873,879	201,341,854
Aug-21	885,086,296	640,522,600	0	0	43,002,581	201,561,116
Jul-21	889,059,768	641,888,627	0	0	247,171,140	0
Jun-21	890,858,506	643,332,404	0	0	247,526,102	0
May-21	892,549,107	644,686,152	0	0	247,862,955	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000094	110,303,015.00	113,173,923.60	110,800,000.00	01/07/22	13,320,005.00	1.63550	12/31/21	05/01/22	241
3	440000101	89,404,414.79	90,000,000.00	47,100,000.00	12/11/21	1,920,628.00	2.03420	03/31/20	06/01/22	I/O
6	310915130	31,227,214.87	32,245,538.96	7,300,000.00	12/02/21	910,175.00	1.24180	03/31/20	06/01/22	181
20	440000081	0.00	-	12,400,000.00	11/07/11	222,871.36	0.19730	09/30/21	03/01/22	118
22	440000093	10,622,428.48	11,043,339.10	17,000,000.00	11/08/21	1,080,258.00	1.79220	09/30/19	05/01/22	241
Totals		241,557,073.14	246,462,801.66	194,600,000.00		17,453,937.36

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	440000094	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was comple ted February 2021 with the property reverting to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. Special Servicer will make a determination on stabilization of the asset and an

	appropriate time to ma rket for sale.

3	440000101	RT	KY	07/02/20	7

Loan transferred to SS June 29, 2020 for monetary default. The Borrower requested a deed-in-lieu which closed effective 1/1/21. The REO consists of a Class C enclosed regional mall and outparcels containing 397,680 SF located in Florence,

	KY. Prop erty management and leasing teams have been engaged and are in place. Special Servicer will continue to stabilize the asset and decide on an appropriate time to market the asset for sale.

6	310915130	RT	MI	06/29/20	7

Loan transferred to SS July 2, 2020 for monetary default, past due for the April 2020 receivable. The collateral consists of a regional mall in Saginaw, MI with unowned anchors, several outparcels and had been subject to declining inline sales pre -COVID. Due to lack of tenant collections, the Borrower requested a 12-month abatement of debt service, had been unwilling to cooperate with cash management and had also offered a DIL if unable to receive the debt-service abatement.

Receiver was appointe d and has engaged third party management and leasing teams. The asset was foreclosed October 29, 2021 with Trust as successful credit bid. The asset will be subject to a six-month right of redemption, during which the

	Receiver will stay engaged. Once re demption period expires, title will transfer and the receivership will be terminated.

20	440000081	LO	TX	10/26/21	2

This loan has been transferred to SS effective 10/27/2021 due to Imminent Monetary Default. The collateral consists of two Hotels located in Odessa, TX. Holiday Inn Express; 92 keys with a reported 34.5% occupancy as of the 8/2021 STR

	report. Fairfi eld Inn & Suites; 67 keys with a reported 36.7% occupancy as of the 8/2021 STR report. SS is working through negotiations with the Borrower. Loan is next due for 2/1/2022.

22	440000093	RT	MD	06/08/20	2

The loan was transferred to the special servicer on 6/8/2020 due to Imminent Monetary Default. The loan is secured by a 43,244 SF retail property in Bethesda, MD. The anchor tenant (81% GLA), Town Sports International dba Washington

Sports Clubs, s ent the landlord a notice of termination effective 4/30/2020. The Borrower cites that the anchor tenant was impacted by COVID-19. Borrower and Lender have finalized a forbearance and modification agreement. Borrower has

	executed upon the extension option of said agreement which is slated to expire on 5/1/22.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310911387	134,066,358.88	5.09700%	134,066,358.88 5.09700%		10	08/17/20	10/01/20	10/13/20
20	440000081	0.00	6.13000%	0.00	6.13000%	10	11/01/20	11/01/20	03/11/21
28	638100028	0.00	5.80000%	0.00	5.80000%	10	05/14/20	04/01/20	--
Totals		134,066,358.88		134,066,358.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	416000048	06/17/15	17,316,765.33	28,750,000.00	22,477,025.21	5,160,259.88	22,477,025.21	17,316,765.33	0.00	0.00	0.00	0.00	0.00%
20	440000081	04/18/22	9,143,780.44	12,400,000.00	9,668,216.85	44,257,998.00	9,668,216.85	(34,589,781.15)	0.00	0.00	0.00	0.00	0.00%
21	310910627	01/18/17	11,279,613.82	16,600,000.00	10,007,500.00	1,678,700.15	10,007,500.00	8,328,799.85	2,950,813.97	0.00	528.29	2,950,285.68	23.60%
47	638100047	08/17/17	2,887,127.50	2,450,000.00	1,565,894.70	889,810.06	1,565,894.70	676,084.64	2,211,042.86	0.00	87,788.77	2,123,254.09	66.35%
Current Period Totals			9,143,780.44	12,400,000.00	9,668,216.85	44,257,998.00	9,668,216.85	(34,589,781.15)	0.00	0.00	0.00	0.00
Cumulative Totals			40,627,287.09	60,200,000.00	43,718,636.76	51,986,768.09	43,718,636.76	(8,268,131.33)	5,161,856.83	0.00	88,317.06	5,073,539.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	416000048	06/17/15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	440000081	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	310910627	02/16/18	0.00	0.00	2,950,285.68	0.00	0.00	177.00	0.00	0.00	2,950,285.68
		05/17/17	0.00	0.00	2,950,108.68	0.00	0.00	(2,799.39)	0.00	0.00
		03/17/17	0.00	0.00	2,952,908.07	0.00	0.00	2,094.10	0.00	0.00
		01/18/17	0.00	0.00	2,950,813.97	0.00	0.00	2,950,813.97	0.00	0.00
47	638100047	04/17/19	0.00	0.00	2,123,254.09	0.00	0.00	10,491.37	0.00	0.00	2,123,254.09
		11/19/18	0.00	0.00	2,112,762.72	0.00	0.00	15,000.00	0.00	0.00
		08/17/18	0.00	0.00	2,097,762.72	0.00	0.00	528.21	0.00	0.00
		06/15/18	0.00	0.00	2,097,234.51	0.00	0.00	(122,607.10)	0.00	0.00
		10/17/17	0.00	0.00	2,219,841.61	0.00	0.00	8,798.75	0.00	0.00
		08/17/17	0.00	0.00	2,211,042.86	0.00	0.00	2,211,042.86	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,073,539.77	0.00	0.00	5,073,539.77	0.00	0.00	5,073,539.77

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	23,794.43	0.00	0.00	190,942.27	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	19,246.78	0.00	0.00	168,499.23	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,529.63	0.00	0.00	106,921.57	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	(6,325.54)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,312.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	45,557.38	0.00	0.00	466,363.07	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		511,920.45

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27